Total
BNY Mellon Diversified Emerging Markets Fund
Fund Summary
Investment Objective
The fund seeks long-term growth of capital.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or shares of other funds in the BNY Mellon Family of Funds that are subject to a sales charge. More information about sales charges, including these and other discounts and waivers, is available from your financial professional and in the Shareholder Guide section beginning on page 17 of the prospectus, in the Appendix on page A-1 of the prospectus and in the How to Buy Shares section and the Additional Information About How to Buy Shares section beginning on page II-1 and page III-1, respectively, of the fund's Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - BNY Mellon Diversified Emerging Markets Fund	Class A		Class C	Class I	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%		none	none	none
Maximum deferred sales charge (load) (as a percentage of lower of purchase or sale price)	none	[1]	1.00%	none	none
[1]	Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a deferred sales charge of 1.00% if redeemed within one year.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - BNY Mellon Diversified Emerging Markets Fund		Class A	Class C	Class I	Class Y
Management fees	[1]	0.73%	0.73%	0.73%	0.73%
Distribution (12b-1) fees		none	0.75%	none	none
Administration fees	[2]	0.07%	0.07%	0.07%	0.07%
Shareholder services fees		0.25%	0.25%	none	none
Miscellaneous other expenses		0.65%	0.55%	0.39%	0.31%
Total other expenses		0.97%	0.87%	0.46%	0.38%
Acquired fund fees and expenses	[3]	0.37%	0.37%	0.37%	0.37%
Total annual fund operating expenses		2.07%	2.72%	1.56%	1.48%
Fee waiver and/or expense reimbursement	[4]	(0.15%)	(0.05%)
Total annual fund operating expenses (after fee waiver and/or expense reimbursement)		1.92%	2.67%	1.56%	1.48%
[1]	The fund has agreed to pay an investment advisory fee at the annual rate of 1.10% of the value of the fund's average daily net assets, other than assets allocated to investments in other investment companies (underlying funds). Therefore, the fund's investment advisory fee will fluctuate based on the fund's allocation between underlying funds and direct investments.
[2]	The fund has agreed to pay an administration fee at the annual rate of .10% of the value of the fund's average daily net assets up to $500 million of such assets, .065% of the next $500 million of such assets, and .02% of the value of the fund’s average daily net assets in excess of $1 billion, other than assets allocated to investments in underlying funds. Therefore, the fund's administration fee will fluctuate based on the fund's assets and the fund's allocation between underlying funds and direct investments.
[3]	Acquired fund fees and expenses are incurred indirectly by the fund as a result of its investment in underlying funds. These fees and expenses are not included in the Financial Highlights tables; accordingly, total annual fund expenses do not correlate to the ratio of expenses to average net assets in the Financial Highlights tables.
[4]	The fund's investment adviser, BNY Mellon Investment Adviser, Inc., has contractually agreed, until February 1, 2024, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of none of the fund's classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed 1.30%. On or after February 1, 2024, BNY Mellon Investment Adviser, Inc. may terminate this expense limitation agreement at any time. Because "acquired fund fees and expenses" are incurred indirectly by the fund as a result of its investment in underlying funds, such fees and expenses are not included in the expense limitation.

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The one-year example and the first year of the three-, five- and ten-years examples are based on net operating expenses, which reflect the expense limitation agreement by BNY Mellon Investment Adviser, Inc. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - BNY Mellon Diversified Emerging Markets Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	759	1,173	1,612	2,826
Class C	370	840	1,435	3,047
Class I	159	493	850	1,856
Class Y	151	468	808	1,768

Expense Example No Redemption - BNY Mellon Diversified Emerging Markets Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	759	1,173	1,612	2,826
Class C	270	840	1,435	3,047
Class I	159	493	850	1,856
Class Y	151	468	808	1,768

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 46.15% of the average value of its portfolio.

Principal Investment Strategy

To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities (or other instruments with similar economic characteristics) of companies located, organized, or with a majority of assets or business in emerging market countries, including other investment companies (underlying funds) that invest in such securities. The fund considers emerging market countries to be all countries represented in the Morgan Stanley Capital International (MSCI®) Emerging Markets Index (MSCI EM Index), the fund's benchmark index.

The fund is designed to provide exposure to various portfolio managers and investment strategies that focus on investing in equity securities of emerging market issuers. The fund may use a "fund of funds" approach by investing in one or more underlying funds and/or a "manager of managers" approach by selecting one or more experienced investment managers to serve as sub-advisers to the fund. The fund normally allocates its assets among emerging market equity strategies employed by one or more underlying funds and/or sub-advisers. Underlying funds may include other funds in the BNY Mellon Family of Funds and unaffiliated open-end funds, closed-end funds and exchange-traded funds (ETFs), and sub-advisers may be affiliated or unaffiliated with BNY Mellon Investment Adviser, Inc. (BNYM Investment Adviser), the fund's investment adviser. The fund and the underlying funds also may invest in companies organized or with their principal place of business, or a majority of assets or business, in developed markets and pre-emerging markets, also known as frontier markets. The fund and the underlying funds may invest in equity securities of companies with any market capitalization. The fund and the underlying funds invest principally in common stocks.

The fund currently allocates its assets among an Active Equity Strategy and Multi-Factor Equity Strategy separately employed by Newton Investment Management North America, LLC (NIMNA), the fund's sub-adviser, and BNY Mellon Global Emerging Markets Fund (the Newton Fund), an affiliated underlying fund, which is sub-advised by Newton Investment Management Limited, as described below. The target percentages for allocating the fund's assets among the investment strategies and underlying fund, as of the date of this prospectus, were as follows:

Strategy/Underlying Fund	Target % of Fund's Total Assets
Active Equity Strategy	33.3%
Multi-Factor Equity Strategy	33.3%
Newton Fund	33.3%

BNYM Investment Adviser determines the investment strategies in which to invest and sets the target allocations. BNYM Investment Adviser will allocate new inflows and outflows of fund assets to the Active Equity Strategy, the Multi-Factor Equity Strategy and the Newton Fund in accordance with the target weightings, and will rebalance the fund's portfolio at least quarterly if the amount allocated to a particular investment strategy varies from the normal targeted allocation by 10% or more because of market fluctuations. The fund may hire, terminate or replace sub-advisers and modify material terms and conditions of sub-advisory arrangements without shareholder approval. A sub-adviser will have complete discretion to invest its allocated portion of the fund's assets as it deems appropriate, based on the particular investment process, philosophy, style and strategy it employs.

As a result of the fund's overall investment program, including the allocation of the fund's assets to the different investment strategies, the fund's country, sector and industry weightings will vary at any given time from those of the MSCI EM Index.

Active Equity Strategy. The Active Equity Strategy invests in a broad range of (and in any case at least five different) emerging market countries. The stocks purchased may have value and/or growth characteristics. The portfolio manager responsible for the Active Equity Strategy employs a bottom-up investment approach which emphasizes individual stock selection.

The portfolio manager responsible for the Active Equity Strategy considers:

● Stock selection, using proprietary quantitative models and traditional qualitative analysis to identify attractive stocks with low relative price multiples and positive trends in earnings forecasts

● Country allocations, generally seeking to allocate country weightings in accordance with the MSCI EM Index, but deviations from the MSCI EM Index country weightings may occur

● Sector and industry allocations, grouping stocks into micro-universes of similar companies within each country to facilitate comparisons and using the sector allocations of the MSCI EM Index as a guide, but allocations may differ from those of the MSCI EM Index

The stock selection process is designed to produce a diversified portfolio that, relative to the MSCI EM Index, has a below-average price/earnings ratio and an above-average earnings growth trend.

The portfolio manager responsible for the Active Equity Strategy typically sells a stock when it appears less likely to benefit from the current market and economic environment, shows deteriorating fundamentals or declining momentum, or falls short of the portfolio manager's expectations.

Multi-Factor Equity Strategy. The Multi-Factor Equity Strategy applies a systematic, quantitative investment approach designed to identify and exploit relative misvaluations in equity securities of emerging market issuers. The portfolio manager responsible for the Multi-Factor Equity Strategy employs a proprietary valuation model that identifies and ranks stocks (Composite Alpha Ranking or CAR). The portfolio manager responsible for the Multi-Factor Equity Strategy constructs a portfolio through a systematic structured approach, focusing on stock selection as opposed to making proactive decisions as to industry or sector exposure. Within each sector and style subset, the portfolio manager responsible for the Multi-Factor Equity Strategy overweights the most attractive stocks and underweights or zero weights the stocks that have been ranked least attractive.

The portfolio manager responsible for the Multi-Factor Equity Strategy typically will consider selling a security if the company's relative attractiveness deteriorates or if valuation becomes excessive. The Multi-Factor Equity Strategy may sell a security if an event occurs that contradicts the portfolio manager's rationale for purchasing it for the strategy, such as deterioration in the company's fundamentals, or if better investment opportunities emerge elsewhere. These sell decisions generally are based on the portfolio manager's adherence to the underlying models.

Newton Fund. This underlying fund normally invests in common stocks and other equity securities (or derivative or other strategic instruments with similar economic characteristics) of companies organized or with their principal place of business, or majority of assets or business, in emerging market countries. The Newton Fund considers emerging market countries to be all countries represented in the MSCI EM Index. The Newton Fund also may invest in equity securities of companies in developed markets and pre-emerging markets, also known as frontier markets. The Newton Fund's sub-adviser employs a fundamental bottom-up investment process that emphasizes quality, return on capital employed and governance. The process of identifying investment ideas begins by identifying a core list of investment themes. These themes are based primarily on observable global economic, industrial, or social trends that the Newton Fund's sub-adviser believes will positively affect certain sectors or industries and cause stocks within these sectors or industries to outperform others. The Newton Fund's sub-adviser then identifies specific companies using these investment themes to help it focus on areas where the thematic and strategic research indicates positive returns are likely to be achieved.

The Newton Fund's portfolio managers typically consider selling a security as a result of one or more of the following:

● a change in investment theme or strategy;

● profit-taking;

● a significant change in the prospects of the company;

● price movement and market activity have created excessive valuation; or

● unfavorable relative risk/reward versus other opportunities.

Principal Risks

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

An investment in the fund is subject to the following principal risks:

● Allocation risk. There can be no assurance that the allocation of the fund's assets among investment strategies, sub-advisers and underlying funds will be effective in achieving the fund's investment goal.

● Manager of managers risk. Each sub-adviser makes investment decisions independently and it is possible that the investment styles of the sub-advisers may not complement one another. As a result, the fund's exposure to a given stock, industry, sector, market capitalization, geographic area or investment style could unintentionally be more or less than it would have been if the fund had a single adviser or investment strategy.

● Conflicts of interest risk. BNYM Investment Adviser or its affiliates may serve as investment adviser to one or more of the underlying funds, each of which pays advisory fees at different rates to BNYM Investment Adviser or its affiliates. The interests of the fund on one hand, and those of an underlying fund on the other, will not always be the same.

● ETF and other investment company risk. To the extent the fund invests in pooled investment vehicles, such as ETFs and other investment companies, the fund will be affected by the investment policies, practices and performance of such entities in direct proportion to the amount of assets the fund has invested therein. The risks of investing in other investment companies, including ETFs, typically reflect the risks associated with the types of instruments in which the investment companies invest. When the fund invests in an ETF or other investment company, shareholders of the fund will bear indirectly their proportionate share of the expenses of the ETF or other investment company (including management fees) in addition to the expenses of the fund.

● Market risk. The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market.  In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund.  Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market.  These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide. Recent examples include pandemic risks related to COVID-19 and aggressive measures taken world-wide in response by governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff.

The fund is subject to the same principal risks as the underlying fund(s) in which it invests. Risks associated with an investment in the fund as a result of its direct investments and its investment in underlying funds are described below. For more information regarding these and other risks of the underlying funds, see the prospectus for the specific underlying fund.

● Risks of stock investing. Stocks generally fluctuate more in value than bonds and may decline significantly over short time periods. There is the chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The market value of a stock may decline due to general market conditions or because of factors that affect the particular company or the company's industry.

● Foreign investment risk. To the extent the fund invests in foreign securities, the fund's performance will be influenced by political, social and economic factors affecting investments in foreign issuers. Special risks associated with investments in foreign issuers include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political and economic instability and differing auditing and legal standards.

● Emerging market risk. The securities of issuers located or doing substantial business in emerging market countries tend to be more volatile and less liquid than the securities of issuers located in countries with more mature economies. Emerging markets generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. Investments in these countries may be subject to political, economic, legal, market and currency risks. Special risks associated with investments in emerging market issuers may include a lack of publicly available information, a lack of uniform disclosure, accounting and financial reporting and recordkeeping standards and limited investor protections applicable in developed economies. The risks also may include unpredictable political and economic policies, the imposition of capital controls and/or foreign investment limitations by a country, nationalization of businesses and the imposition of sanctions or restrictions on certain investments by other countries, such as the United States.

● Frontier market risk. The risks associated with investments in frontier market countries include all the risks described above for investments in foreign securities and emerging markets, although the risks are magnified for frontier market countries. Because frontier markets are among the smallest, least mature and least liquid of the emerging markets, investments in frontier markets generally are subject to a greater risk of loss than investments in developed markets or traditional emerging markets. Frontier market countries have smaller economies, less developed capital markets, greater market volatility, lower trading volume, more political and economic instability, greater risk of a market shutdown and more governmental limitations on foreign investments than typically found in more developed markets.

● Foreign currency risk. Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Foreign currencies, particularly the currencies of emerging market countries, are also subject to risks caused by inflation, interest rates, budget deficits and low savings rates, political factors and government intervention and controls.

● Growth and value stock risk. By investing in a mix of growth and value companies, the fund assumes the risks of both. Investors often expect growth companies to increase their earnings at a certain rate. If these expectations are not met, investors can punish the stocks inordinately, even if earnings do increase. Value stocks involve the risk that they may never reach their expected full market value, either because the market fails to recognize the stock's intrinsic worth or the expected value was misgauged.

● Market capitalization risk (small-, mid- and large-cap stock risk). To the extent the fund emphasizes small-, mid- or large-cap stocks, it will assume the associated risks. At any given time, any of these market capitalizations may be out of favor with investors. Compared to small- and mid-cap companies, large-cap companies may be less responsive to changes and opportunities affecting their business. To the extent the fund invests in small- and mid-cap companies, it will be subject to additional risks because the operating histories of these companies tend to be more limited, their earnings and revenues less predictable (and some companies may be experiencing significant losses), and their share prices more volatile than those of larger, more established companies. The shares of smaller companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the fund's ability to sell these securities. Smaller companies may have limited product lines, markets or financial resources, or may depend on a limited management group.

● Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities in a timely manner at or near their perceived value. In such a market, the value of such securities and the fund's share price may fall dramatically. Investments that are illiquid or that trade in lower volumes may be more difficult to value. Investments in foreign securities, particularly those of issuers located in emerging markets, tend to have greater exposure to liquidity risk than domestic securities.

● Management risk. The investment process used by the fund's sub-adviser could fail to achieve the fund's investment goal and cause your fund investment to lose value.

Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's Class I shares from year to year. Sales charges, if any, are not reflected in the bar chart, and if those charges were included, returns would have been less than those shown. The table compares the average annual total returns of the fund's shares to those of a broad measure of market performance. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. More recent performance information may be available at www.im.bnymellon.com.

The fund changed its investment strategy on January 31, 2014. Prior to that date, the fund invested in individual securities using a bottom-up investments approach which emphasized individual stock selection through the use of proprietary computer models and fundamental analysis. The fund did not use a "manager of managers" or "fund of funds" approach. Different investment strategies may lead to different performance results. The fund's performance for periods prior to January 31, 2014 reflects the investment strategy in effect prior to that date.

Year-by-Year Total Returns as of 12/31 each year (%)Class I

Best Quarter Q2, 2020: 21.39% Worst Quarter Q1, 2020: -24.01%
Average Annual Total Returns (as of 12/31/22)

After-tax performance is shown only for Class I shares. After-tax performance of the fund's other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through U.S. tax-deferred arrangements such as 401(k) plans or individual retirement accounts. Returns after taxes on distributions and sale of fund shares may be higher than returns before taxes or returns after taxes on distributions due to an assumed tax benefit from losses on a sale of the fund's shares at the end of the period.

For the fund's Class Y shares, periods prior to the inception date reflect the performance of the fund's Class I shares. Such performance figures have not been adjusted to reflect applicable class expenses. Each share class is invested in the same portfolio of securities and the annual returns would have differed only to the extent that the classes have different expenses.

Average Annual Returns - BNY Mellon Diversified Emerging Markets Fund	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Inception Date
Class I	(22.06%)	(0.85%)	2.24%
Class A	(26.78%)	(2.48%)	1.22%
Class C	(23.67%)	(2.10%)	1.00%
Class Y	(22.04%)	(0.80%)	2.31%	Jan. 31, 2014
After Taxes on Distributions | Class I	(22.70%)	(1.14%)	2.05%
After Taxes on Distributions and Sale of Fund Shares | Class I	(12.22%)	(0.46%)	1.92%
MSCI Emerging Markets Index reflects no deductions for fees, expenses or taxes	(20.09%)	(1.40%)	1.44%